Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	917,151	583,179	684,687
Average exercise price		$ 177.97	$ 230	$ 177.97